Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated November 28, 2017
As Supplemented January 1, 2018
Janus Henderson International Small Cap Fund
Ticker:	HIZAX	Class A Shares	HIZSX	Class S Shares	HIZRX	Class N Shares
	HIZCX	Class C Shares	HIZIX	Class I Shares	HIZTX	Class T Shares

INVESTMENT OBJECTIVE
Janus Henderson International Small Cap Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 79 of the Fund’s Prospectus and in the “Purchases” section on page 56 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses(1)	2.31%	2.26%	2.45%	2.23%	2.20%	2.46%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(3)	3.56%	4.26%	3.70%	3.23%	3.20%	3.46%
Fee Waiver(3)	–2.11%	–2.13%	–2.12%	–2.12%	–2.12%	–2.12%
Total Annual Fund Operating Expenses After Fee Waiver(3)	1.45%	2.13%	1.58%	1.11%	1.08%	1.34%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur.
(2)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.06% until February 1, 2019. The contractual fee waiver may be terminated or modified prior to this date only at the discretion of the Fund’s Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your
1	Janus Henderson International Small Cap Fund

investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 913	$ 1,604	$ 2,314	$ 4,182
Class C Shares	$ 528	$ 1,292	$ 2,170	$ 4,421
Class S Shares	$ 372	$ 1,132	$ 1,911	$ 3,950
Class I Shares	$ 326	$ 995	$ 1,688	$ 3,531
Class N Shares	$ 323	$ 986	$ 1,674	$ 3,503
Class T Shares	$ 349	$ 1,062	$ 1,798	$ 3,738

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 913	$ 1,604	$ 2,314	$ 4,182
Class C Shares	$ 428	$ 1,292	$ 2,170	$ 4,421
Class S Shares	$ 372	$ 1,132	$ 1,911	$ 3,950
Class I Shares	$ 326	$ 995	$ 1,688	$ 3,531
Class N Shares	$ 323	$ 986	$ 1,674	$ 3,503
Class T Shares	$ 349	$ 1,062	$ 1,798	$ 3,738

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2016 (commencement of operations) to July 31, 2017, the portfolio turnover rate of Henderson International Small Cap Fund (the “Predecessor Fund”) and the Fund was 69% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. small market capitalization (“small cap”) companies, from at least three different countries outside of the U.S. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.
The Fund considers a small cap company to be one whose market capitalization, at the time of purchase, is within the range of capitalizations of companies in the MSCI EAFE® (Europe, Australasia and Far East) Small Cap Index. As of July 31, 2017, the MSCI EAFE® Small Cap Index included companies with market capitalizations between $27.7 million and $10.1 billion. Some companies may outgrow the definition of a small cap company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small cap for purposes of the Fund’s minimum 80% allocation to equity securities of non-U.S. small cap companies, including, with respect to subsequent purchases.
Non-U.S. companies are broadly defined to include any issuer that meets one of the following tests: (i) its country of organization, its primary business office or the principal trading market of its stock is located outside of the U.S., (ii) 50% or more of its assets are located in a country other than the U.S., or (iii) 50% or more of its revenues are derived from outside of the U.S.
Normally, the Fund’s investments will be allocated among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. The Fund invests primarily in developed-market countries but may invest up to 25% of its net assets in securities of issuers located in emerging markets. Emerging market countries are all countries represented by the MSCI Emerging Markets Indexsm and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.
The Fund uses a value-oriented approach, designed to identify stocks trading at attractive valuations. The investment process is driven by the belief that the level of real returns delivered depends on the initial price paid. In selecting investments, a proprietary analytical model is used to provide theoretical values for each stock in the investment universe and then ranks the
2	Janus Investment Fund

stock according to its discount or premium. In assessing a company, four key components are considered: net asset value (“NAV”), current earnings, value of growth and dividends. From among those companies with the biggest discounts to fair value (based around the above factors), the portfolio managers seek to identify a portfolio of stocks that they believe are priced below their intrinsic worth and which offer the best potential to achieve the Fund’s investment objective. At the final stage, stocks are validated through fundamental analysis and bottom-up research for inclusion in the portfolio. The Fund generally sells a stock if, in the portfolio managers’ opinion, it no longer offers an attractive valuation. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises. The Fund typically expects to maintain investments in a portfolio of between 70 and 100 stocks.
The Fund may invest without limit in foreign securities and has no specific policies on the geographic asset distribution or sector exposure of its investments. Instead, sector and geographic exposure are a function of stock-level opportunities. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or sectors.
The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a non-U.S. equity portfolio, primarily in small cap companies, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Sector Concentration Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
3	Janus Henderson International Small Cap Fund

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Issuer Risk.  An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of July 31, 2017, the Fund did not hold investments in emerging markets.
Liquidity Risk.  The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. For investments in fixed-income securities, such securities may be difficult or impossible to sell at the time that a portfolio manager would like or at the price a portfolio manager believes the security is currently worth. To the extent a Fund invests in fixed-income securities in a particular industry or economic sector, its share values may fluctuate in response to events affecting that industry or sector.
Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
4	Janus Investment Fund

Performance Information
Neither the Fund nor the Predecessor Fund had a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janushenderson.com/performance or by calling 1-877-335-2687.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Nick Sheridan is the Lead Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Ollie Beckett is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Andrew Gillan is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Yun Young Lee, CFA, is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500
Certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with Janus Capital)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$ 2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Investors in certain tax-deferred accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
5	Janus Henderson International Small Cap Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
6	Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
[JANUS HENDERSON LOGO]

Summary Prospectus dated November 28, 2017
As Supplemented January 1, 2018
Janus Henderson International Small Cap Fund
Ticker:	HIZDX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVE
Janus Henderson International Small Cap Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.99%
Other Expenses(1)	2.41%
Acquired Fund Fees and Expenses(2)	0.01%
Total Annual Fund Operating Expenses(3)	3.41%
Fee Waiver(3)	–2.16%
Total Annual Fund Operating Expenses After Fee Waiver(3)	1.25%

(1)	Other Expenses are based on the estimated expenses that the Fund expects to incur.
(2)	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.06% until February 1, 2019. The contractual fee waiver may be terminated or modified prior to this date only at the discretion of the Fund’s Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 344	$ 1,048	$ 1,774	$ 3,694

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2016 (commencement of operations) to July 31, 2017, the portfolio turnover rate of Henderson International Small Cap Fund (the “Predecessor Fund”) and the Fund was 69% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. small market capitalization (“small cap”) companies, from at least three different countries outside of the U.S. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.
The Fund considers a small cap company to be one whose market capitalization, at the time of purchase, is within the range of capitalizations of companies in the MSCI EAFE® (Europe, Australasia and Far East) Small Cap Index. As of July 31, 2017,
1	Janus Henderson International Small Cap Fund

the MSCI EAFE® Small Cap Index included companies with market capitalizations between $27.7 million and $10.1 billion. Some companies may outgrow the definition of a small cap company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small cap for purposes of the Fund’s minimum 80% allocation to equity securities of non-U.S. small cap companies, including, with respect to subsequent purchases.
Non-U.S. companies are broadly defined to include any issuer that meets one of the following tests: (i) its country of organization, its primary business office or the principal trading market of its stock is located outside of the U.S., (ii) 50% or more of its assets are located in a country other than the U.S., or (iii) 50% or more of its revenues are derived from outside of the U.S.
Normally, the Fund’s investments will be allocated among Continental Europe, the United Kingdom, Japan and the markets of the Pacific Basin. The Fund invests primarily in developed-market countries but may invest up to 25% of its net assets in securities of issuers located in emerging markets. Emerging market countries are all countries represented by the MSCI Emerging Markets Indexsm and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa.
The Fund uses a value-oriented approach, designed to identify stocks trading at attractive valuations. The investment process is driven by the belief that the level of real returns delivered depends on the initial price paid. In selecting investments, a proprietary analytical model is used to provide theoretical values for each stock in the investment universe and then ranks the stock according to its discount or premium. In assessing a company, four key components are considered: net asset value (“NAV”), current earnings, value of growth and dividends. From among those companies with the biggest discounts to fair value (based around the above factors), the portfolio managers seek to identify a portfolio of stocks that they believe are priced below their intrinsic worth and which offer the best potential to achieve the Fund’s investment objective. At the final stage, stocks are validated through fundamental analysis and bottom-up research for inclusion in the portfolio. The Fund generally sells a stock if, in the portfolio managers’ opinion, it no longer offers an attractive valuation. The Fund will also consider selling a security if, in the portfolio managers’ opinion, a superior investment opportunity arises. The Fund typically expects to maintain investments in a portfolio of between 70 and 100 stocks.
The Fund may invest without limit in foreign securities and has no specific policies on the geographic asset distribution or sector exposure of its investments. Instead, sector and geographic exposure are a function of stock-level opportunities. However, in an attempt to reduce portfolio risks, the portfolio managers generally will invest across countries, industry groups and/or sectors.
The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a non-U.S. equity portfolio, primarily in small cap companies, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Sector Concentration Risk.  At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within an economic sector. Companies in the same economic sector may be similarly affected by
2	Janus Investment Fund

economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Nondiversification Risk.  The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Issuer Risk.  An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of July 31, 2017, the Fund did not hold investments in emerging markets.
Liquidity Risk.  The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower
3	Janus Henderson International Small Cap Fund

volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. For investments in fixed-income securities, such securities may be difficult or impossible to sell at the time that a portfolio manager would like or at the price a portfolio manager believes the security is currently worth. To the extent a Fund invests in fixed-income securities in a particular industry or economic sector, its share values may fluctuate in response to events affecting that industry or sector.
Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Neither the Fund nor the Predecessor Fund had a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Nick Sheridan is the Lead Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Ollie Beckett is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Andrew Gillan is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016. Yun Young Lee, CFA, is a Portfolio Manager of the Fund, and has been a member of the portfolio management team of the Fund since inception and the Predecessor Fund since inception in 2016.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
4	Janus Investment Fund

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5	Janus Henderson International Small Cap Fund